GENERAL	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
GENERAL

Golar LNG Partners LP (the “Partnership”, “we”, “our”, or “us”) was initially formed as an indirect wholly-owned subsidiary of Golar LNG Limited (“Golar”) in September 2007 under the laws of the Marshall Islands for the purpose of acquiring the interests in wholly owned and partially owned subsidiaries of Golar.

References to Golar in these consolidated financial statements refer, depending on the context to Golar LNG Limited and to one or any more of its direct or indirect subsidiaries.

We completed our initial public offering (“IPO”) in April 2011. Our common units are traded on the NASDAQ under the symbol: GMLP.

As of December 31, 2017 and 2016, Golar held 30.4% and 32.5% of our common units, respectively. In addition, as of December 31, 2017 and 2016, Golar held a 2% general partner interest in us and 100% of our incentive distributions rights (“IDRs”).

As of December 31, 2017 and 2016, we operated a fleet of six FSRUs and four LNG carriers. Our contracted vessels operate under charters with expiration dates between 2018 and 2025.